SUP-0156-1219

-AB Multi-Manager Select Retirement Allocation Fund

-AB Multi-Manager Select 2015 Fund

-AB Multi-Manager Select 2025 Fund

-AB Multi-Manager Select 2035 Fund

-AB Multi-Manager Select 2045 Fund

-AB Multi-Manager Select 2055 Fund

(each, a “Fund”, and together, the “Funds”)

AB CAP FUND, INC.

-AB	Multi-Manager Select 2010 Fund
-AB	Multi-Manager Select 2020 Fund
-AB	Multi-Manager Select 2030 Fund
-AB	Multi-Manager Select 2040 Fund
-AB	Multi-Manager Select 2050 Fund
-AB	Multi-Manager Select 2060 Fund

Supplement dated December 13, 2019 to the Prospectus and Summary Prospectuses dated November 29, 2019 offering Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares of each Fund.

*        *        *         *        *

The following chart for each Fund replaces the second chart under the heading “Portfolio Managers” in the summary sections of the Prospectuses for each Fund.

PORTFOLIO MANAGERS

The following table lists the Morningstar personnel who are primarily responsible for selecting Underlying Funds within each asset class for investment by the Fund:

Employee	Length of Service	Title
Andrew Lill	Since December 2019	Chief Investment Officer, Americas of Morningstar

Lucian Marinescu	Since December 2019	Portfolio Manager, Head of Target Date Strategies of Morningstar

*        *        *         *        *

The following chart replaces the second chart under the heading “Management of the Funds — Portfolio Managers” in the Prospectus for the Funds.

Employee; Year; Title	Principal Occupation During the Past Five (5) Years
Andrew Lill; since December 2019; Chief Investment Officer, Americas	Chief Investment Officer, Americas of Morningstar since 2018. Prior thereto, he was Chief Investment Officer, Asia Pacific of Morningstar beginning prior to 2014.

Lucian Marinescu; since December 2019; Portfolio Manager, Head of Target Date Strategies	Portfolio Manager of Morningstar since prior to 2014, and Head of Target Date Strategies for Morningstar since 2015.

*        *        *         *        *

This Supplement should be read in conjunction with the Prospectuses for the Funds.

You should retain this Supplement with your Prospectus(es) for future reference.

The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

SUP-0156-1219